Selected Quarterly Financial Information (unaudited) (Tables)	12 Months Ended
Aug. 31, 2014
Selected Quarterly Financial Information (unaudited) [Abstract]
Summary of Unaudited Quarterly Results of Operations
	November 30,	February 29,	May 31,	August 31,
	2013	2014	2014	2014
2014:
Total revenues	$763	$495	$806	$340
Cost of product sales	1,309	556	575	581
Loss from operations	(8,220)	(7,216)	(7,715)	(6,106)
Net loss	(8,205)	(7,225)	(7,727)	(6,164)
Basic and diluted net loss per share attributable to common stockholders	(2.64)	(2.32)	(1.35)	(1.04)

	November 30,	February 29,	May 31,	August 31,
	2012	2013	2013	2013
2013:
Total revenues	$1,966	$1,026	$1,355	$898
Cost of product sales	700	2,280	2,134	1,132
Loss from operations	(6,921)	(9,014)	(9,317)	(7,339)
Net loss	(6,894)	(8,966)	(9,323)	(7,331)
Basic and diluted net loss per share attributable to common stockholders	(2.24)	(2.88)	(3.04)	(2.32)